As filed with the U.S. Securities and Exchange Commission on March 22, 2011
Securities Act File No. 33-19228
Investment Company Act File No. 811-05443

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 75	☑
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 78
(Check appropriate box or boxes)

Calamos Investment Trust
(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200
John P. Calamos, Sr.
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563
(Name and Address of Agent for Service)
With Copies to:
Paulita A. Pike
Eric S. Purple
K&L Gates LLP
70 West Madison Street, Suite 3100
Chicago, Illinois 60602-4207

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 22nd day of March, 2011.

CALAMOS INVESTMENT TRUST
By:	/s/ John P. Calamos
John P. Calamos,
Trustee and President

     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 75 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos John P. Calamos	Trustee and President (principal executive officer)	) ) )	March 22, 2011

/s/ Weston W. Marsh* Weston W. Marsh	Trustee	) ) )

/s/ John E. Neal* John E. Neal	Trustee	) ) )

/s/ William Rybak* William Rybak	Trustee	) ) )

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) )

/s/ David D. Tripple* David D. Tripple	Trustee	) )

/s/ Nimish S. Bhatt Nimish S. Bhatt	Vice President and Chief Financial Officer	) ) )	March 22, 2011

*	John P. Calamos signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-19228 and 811-05443, on February 25, 2011.

By:	/s/ John P. Calamos John P. Calamos

Attorney-in-Fact
March 22, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase